INVESTMENTS - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Nov. 30, 2020	Apr. 30, 2012	Jun. 30, 2009	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2019
Investments acquired
Equity income (loss) of affiliates						$ 107	$ 166	$ 189
Interest receivable						9
Maximum contingent consideration						188	171
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Royalty interests
Investments acquired
Carrying value								0
Total consideration								75
Proceeds from sale								15
Consideration, equity interest								$ 60
Consideration, equity interest (in shares)								12
Consideration, equity interest, share price (in dollars per share)								$ 5.02
Maximum contingent consideration								$ 15
Pueblo Viejo Revolving Facility
Investments acquired
Line of credit facility maximum borrowing capacity									$ 70
Credit facility, amount outstanding						0	0
Pueblo Viejo Revolving Facility | London Interbank Offered Rate (LIBOR)
Investments acquired
Margin added to base rate (as a percent)									2.09%
Pueblo Viejo Revolving Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Investments acquired
Margin added to base rate (as a percent)		2.24%
Pueblo Viejo Mine
Investments acquired
Equity income (loss) of affiliates						102	166	$ 193
Amount by which investment carrying value is lower than underlying net assets						$ 251
Funds advanced to equity method investee				$ 300	$ 400
Loan term (in years)				12 years	15 years
Base rate, as percentage of LIBOR (as a percent)			95.00%	95.00%	95.00%
Margin added to base rate (as a percent)				2.95%	2.95%
Agreed funding to equity method investment, including other owner's amount			$ 1,300
Agreed funding to equity method investment			$ 520
Ownership interest (as a percent)						40.00%
Base rate, as a percentage of SOFR (as a percent)		95.00%
Share of loans included in investment						$ 356	260
Interest receivable						8	3
Purchases						530	616
Due to (from) related party						0	0
Pueblo Viejo Mine | London Interbank Offered Rate (LIBOR)
Investments acquired
Margin added to base rate (as a percent)			4.00%
Pueblo Viejo Mine | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Investments acquired
Margin added to base rate (as a percent)		4.25%
Pueblo Viejo Mine | Investment Tranche One
Investments acquired
Agreed funding to equity method investment, including other owner's amount			$ 800
Pueblo Viejo Mine | Investment Tranche Two
Investments acquired
Agreed funding to equity method investment, including other owner's amount			$ 500
Nueva Union Project
Investments acquired
Amount by which investment carrying value is lower than underlying net assets						$ 67
Ownership interest (as a percent)						50.00%
Norte Abierto Project
Investments acquired
Amount by which investment carrying value is lower than underlying net assets						$ 209
Ownership interest (as a percent)						50.00%
Norte Abierto Project | Barrick Gold Corporation | Other current liabilities
Investments acquired
Deferred payments to joint venture partner						$ 26	22
Norte Abierto Project | Barrick Gold Corporation | Other non-current liabilities
Investments acquired
Deferred payments to joint venture partner						$ 94	$ 102
Maverix Metals Inc.
Investments acquired
Ownership interest (as a percent)						28.50%
Maverix Metals Inc. | Subsequent event
Investments acquired
Ownership interest (as a percent)	28.50%
Gain (loss) on disposition of stock in subsidiary or equity method investee	$ 65
Triple Flag | Subsequent event
Investments acquired
Ownership interest (as a percent)	7.50%